The movement of lease liabilities is shown in the table below: (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Opening balance	R$ 530,131	R$ 474,390
New leases	69,379	52,835
Present Value Adjustments - New leases	(7,273)	(6,511)
Contract review	109,860	63,250
Write-off	(38,626)	(7,757)
Payments	(114,303)	(103,648)
Interest appropriated	62,470	54,236
Exchange variation	(87)	3,336
Net balance	R$ 611,551	R$ 530,131